Property and Equipment (Details) - Schedule of Property and Equipment - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Property and Equipment [Line Items]
Property and equipment, Cost Beginning	$ 525	$ 204
Additions	48	335
Adjustments arising from translating financial statements from functional currency to presentation currency	(1)	(14)
Property and equipment, Cost Ending	572	525
Property and equipment, Accumulated depreciation, Beginning	130	44
Depreciation expense	101	88
Adjustments arising from translating financial statements from functional currency to presentation currency		(2)
Property and equipment, Accumulated depreciation, Ending	231	130
Net assets	341	395
Computer software [member]
Schedule of Property and Equipment [Line Items]
Property and equipment, Cost Beginning	167	125
Additions	41	42
Adjustments arising from translating financial statements from functional currency to presentation currency
Property and equipment, Cost Ending	208	167
Property and equipment, Accumulated depreciation, Beginning	84	33
Depreciation expense	60	51
Adjustments arising from translating financial statements from functional currency to presentation currency
Property and equipment, Accumulated depreciation, Ending	144	84
Net assets	64	83
Office equipment [member]
Schedule of Property and Equipment [Line Items]
Property and equipment, Cost Beginning	100	59
Additions	5	41
Adjustments arising from translating financial statements from functional currency to presentation currency
Property and equipment, Cost Ending	105	100
Property and equipment, Accumulated depreciation, Beginning	19	10
Depreciation expense	7	9
Adjustments arising from translating financial statements from functional currency to presentation currency
Property and equipment, Accumulated depreciation, Ending	26	19
Net assets	79	81
Leasehold improvements [member]
Schedule of Property and Equipment [Line Items]
Property and equipment, Cost Beginning	105	6
Additions		99
Adjustments arising from translating financial statements from functional currency to presentation currency
Property and equipment, Cost Ending	105	105
Property and equipment, Accumulated depreciation, Beginning	10	1
Depreciation expense	11	9
Adjustments arising from translating financial statements from functional currency to presentation currency
Property and equipment, Accumulated depreciation, Ending	21	10
Net assets	84	95
Communication & equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, Cost Beginning	153	14
Additions	2	153
Adjustments arising from translating financial statements from functional currency to presentation currency	(1)	(14)
Property and equipment, Cost Ending	154	153
Property and equipment, Accumulated depreciation, Beginning	17
Depreciation expense	23	19
Adjustments arising from translating financial statements from functional currency to presentation currency		(2)
Property and equipment, Accumulated depreciation, Ending	40	17
Net assets	$ 114	$ 136